Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Acquired Finite-Lived Intangible Assets
	December 31, 2015
		Weighted
		remaining
	Gross	average
	carrying	amortization	Accumulated
	amount	period	amortization	Net amount

Customer relations	9,207	8-10yrs	(1,956)	7,251
Licenses	151	3.6yrs	(108)	43
Software development costs	1,507		-	1,507

Total	10,865		(2,064)	8,801

	December 31, 2014
		Weighted
		remaining
	Gross	average
	carrying	amortization	Accumulated
	amount	period	amortization	Net amount

Customer relations	6,558	9yrs	(1,088)	5,470
Licenses	147	3.6yrs	(89)	58

Total	6,705		(1,177)	5,528

Schedule Of Expected Intangible Assets Amortization Expense
2016	1,237
2017	1,211
2018	1,205
2019	1,204
2020 and thereafter	4,759
9,616